Acquisition of Alternative Solutions, LLC (Details) - Business Acquisition, Pro Forma Information - Oasis Acquisition [Member] - USD ($)	3 Months Ended
	Aug. 31, 2018	Aug. 31, 2016
Acquisition of Alternative Solutions, LLC (Details) - Business Acquisition, Pro Forma Information [Line Items]
Revenues	$ 1,655,744	$ 1,383,192
Net loss	$ (12,016,196)	$ (8,742,167)
Basic net income per share	$ (0.18)	$ (0.16)
Diluted net income per share	$ (0.18)	$ (0.16)
Weighted average shares - basic	67,913,333	56,199,550
Weighted average shares - diluted	67,913,333	56,199,550